Deutsche Investment Management Americas, Inc.

One Beacon Street

Boston, MA 02108

June 30, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Real Assets Fund (“Real Assets”), a series of Deutsche Market Trust (File No. 811-01236) Registration Statement on Form N-14

Ladies and Gentlemen:

We are filing today through the EDGAR system a Registration Statement on Form N-14 relating to the issuance of shares in connection with the merger of Deutsche Select Alternative Allocation Fund, a series of Deutsche Market Trust (“Select”), into Real Assets.

It is currently expected that a special meeting of shareholders of Select will be held on October 11, 2017. Accordingly, we plan to mail proxy materials to shareholders of Select in late August 2017. To accommodate this schedule, we respectfully request to receive any comments you may have on this filing by August 1, 2017, or as soon as practicable thereafter.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President and Counsel

Deutsche Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.